Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of property and equipment
Subtotal	$ 884,927	$ 897,613
Less: accumulated depreciation and amortization	(201,300)	(173,836)
Impairment	(683,627)
Total		723,777
Office equipment and furniture [Member]
Summary of property and equipment
Subtotal	126,738	128,555
Vehicle [Member]
Summary of property and equipment
Subtotal	709,514	719,685
Leasehold improvement [Member]
Summary of property and equipment
Subtotal	$ 48,675	$ 49,373